Stockholders' equity - Shares in treasury (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) shares
Stockholders' equity
Assignment and transfer of shares	$ 22
Treasury stocks
Stockholders' equity
Number of treasury shares re-issued as compensation | shares	2,024,059
Assignment and transfer of shares	$ 22